Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
Buildings	40
Building improvements	7 - 40
Furniture, fixtures and equipment	3 - 5
Leasehold improvements	Shorter of useful life or term of lease